SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Operations by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 17,649	$ 12,267
Property and equipment, net	1,640	1,804
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	374	1,586
Property and equipment, net	0	0
European countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,559	2,912
Property and equipment, net	0	0
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	37
Property and equipment, net	0	0
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,877	6,820
Property and equipment, net	38	47
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	693	757
Property and equipment, net	1,602	1,757
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	146	155
Property and equipment, net	$ 0	$ 0